VARIABLE INTEREST ENTITIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Variable Interest Entity [Line Items]
Revenue	¥ 109,898,245	$ 16,196,997	¥ 66,285,032	¥ 68,854,280
Operating expenses	77,715,623	11,453,866	72,560,249	92,515,355
Net loss	29,660,048	4,371,351	42,588,554	49,871,259
VIE
Variable Interest Entity [Line Items]
Revenue	120,415,337	17,747,025	66,285,032	68,854,280
Operating expenses	40,512,998	5,970,877	41,373,992	45,301,827
Net loss	¥ (20,324)	$ (2,995)	¥ 23,845,123	¥ 19,760,427